Retirement Benefits (Fair Value of Plan Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 261	$ 272	$ 284
Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15	598
Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18	9
Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		25
Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	141	138
Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15	110
Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	102	125
Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		463
Level 1 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	159	147
Level 1 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	25
Level 1 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	18	9
Level 1 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		25
Level 1 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	141	138
Level 1 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 1 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Level 2 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	102	125
Level 2 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15	573
Level 2 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Level 2 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 2 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	15	110
Level 2 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	102	125
Level 2 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		463
Level 3 [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Cash and Cash Equivalents [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		0
Level 3 [Member] | Mutual Fund [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Mutual Fund [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	0	0
Level 3 [Member] | Fixed Income Securities [Member] | Other Postretirement Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets	$ 0	0
Level 3 [Member] | Fixed Income Securities [Member] | Pension Benefits
Fair Value of Plan Assets [Line Items]
Defined Benefit Plan, Fair Value of Plan Assets		$ 0